Share-Based Compensation (Details)			1 Months Ended									12 Months Ended
	Dec. 02, 2018 shares	Nov. 12, 2018 $ / shares	Jun. 20, 2019 shares	May 20, 2019 $ / shares shares	Nov. 26, 2018 shares	Feb. 28, 2018 shares	Jan. 31, 2018 shares	Mar. 28, 2017 shares	Feb. 29, 2016 ₪ / shares	Nov. 23, 2015 ₪ / shares shares	Mar. 23, 2015 ₪ / shares	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Share-Based Compensation (Details) [Line Items]
Warrant exercise price | ₪ / shares									₪ 2.1
Fair value of the options, grants (in New Shekels) | ₪												₪ 4,676,895	₪ 4,676,895
2014 Plan [member]
Share-Based Compensation (Details) [Line Items]
Options pooled			20,000,000
Total options pooled			37,100,000
Consultant [member]
Share-Based Compensation (Details) [Line Items]
Warrant exercise price | $ / shares		$ 4.803		$ 0.01
Shares issued to consultants	2,100				9,000
Number of warrants issued	4,500			672,264
Warrants exercisable				672,264
Chief Executive Officer And Chief Financial Officer [Member]
Share-Based Compensation (Details) [Line Items]
Number of options granted										2,658,246
Options exercisable							310,180	500,000		2,658,246
Warrant exercise price | ₪ / shares										₪ 1.286
Total benefit received from grant (in New Shekels per share) | ₪ / shares											₪ 3,033
Ordinary shares exercisable							310,180	500,000
Remaining options expired						297,420